Financial Liabilities - Senior Debt (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($) tranche	Dec. 31, 2019 EUR (€) tranche
Disclosure of detailed information about borrowings [line items]
Refinance costs	€ 342,965	€ 293,273	€ 263,344
Income from refinancing effect	97,850
Senior Debt
Disclosure of detailed information about borrowings [line items]
Refinance costs		€ 84,400
Income from refinancing effect	€ 97,850
Senior Debt Tranche B Maturing 2027
Disclosure of detailed information about borrowings [line items]
Debt term	8 years
Number of tranches | tranche				2	2
US Dollars | Senior Debt Tranche B Maturing 2027
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 2,500,000	€ 2,227,171
Adjustment to interest rate basis (as a percent)				2.00%	2.00%
Interest rate basis	US Libor
Details by maturity:
Principal amount				$ 2,500,000	€ 2,227,171
US Dollars | Senior Debt Tranche B Maturing 2027 | 2020
Disclosure of detailed information about borrowings [line items]
Principal amount				25,000	22,271
Details by maturity:
Principal amount				25,000	22,271
US Dollars | Senior Debt Tranche B Maturing 2027 | 2021
Disclosure of detailed information about borrowings [line items]
Principal amount				25,000	22,271
Details by maturity:
Principal amount				25,000	22,271
US Dollars | Senior Debt Tranche B Maturing 2027 | 2022
Disclosure of detailed information about borrowings [line items]
Principal amount				25,000	22,271
Details by maturity:
Principal amount				25,000	22,271
US Dollars | Senior Debt Tranche B Maturing 2027 | 2023
Disclosure of detailed information about borrowings [line items]
Principal amount				25,000	22,271
Details by maturity:
Principal amount				25,000	22,271
US Dollars | Senior Debt Tranche B Maturing 2027 | 2024
Disclosure of detailed information about borrowings [line items]
Principal amount				25,000	22,271
Details by maturity:
Principal amount				25,000	22,271
US Dollars | Senior Debt Tranche B Maturing 2027 | 2025
Disclosure of detailed information about borrowings [line items]
Principal amount				25,000	22,271
Details by maturity:
Principal amount				25,000	22,271
US Dollars | Senior Debt Tranche B Maturing 2027 | 2026
Disclosure of detailed information about borrowings [line items]
Principal amount				25,000	22,271
Details by maturity:
Principal amount				25,000	22,271
US Dollars | Senior Debt Tranche B Maturing 2027 | 2027
Disclosure of detailed information about borrowings [line items]
Principal amount				2,325,000	2,071,274
Details by maturity:
Principal amount				$ 2,325,000	2,071,274
Euros | Senior Debt Tranche B Maturing 2027
Disclosure of detailed information about borrowings [line items]
Principal amount					€ 1,360,000
Adjustment to interest rate basis (as a percent)				2.25%	2.25%
Interest rate basis	Euribor
Details by maturity:
Principal amount					€ 1,360,000
Euros | Senior Debt Tranche B Maturing 2027 | 2020
Disclosure of detailed information about borrowings [line items]
Principal amount					13,600
Details by maturity:
Principal amount					13,600
Euros | Senior Debt Tranche B Maturing 2027 | 2021
Disclosure of detailed information about borrowings [line items]
Principal amount					13,600
Details by maturity:
Principal amount					13,600
Euros | Senior Debt Tranche B Maturing 2027 | 2022
Disclosure of detailed information about borrowings [line items]
Principal amount					13,600
Details by maturity:
Principal amount					13,600
Euros | Senior Debt Tranche B Maturing 2027 | 2023
Disclosure of detailed information about borrowings [line items]
Principal amount					13,600
Details by maturity:
Principal amount					13,600
Euros | Senior Debt Tranche B Maturing 2027 | 2024
Disclosure of detailed information about borrowings [line items]
Principal amount					13,600
Details by maturity:
Principal amount					13,600
Euros | Senior Debt Tranche B Maturing 2027 | 2025
Disclosure of detailed information about borrowings [line items]
Principal amount					13,600
Details by maturity:
Principal amount					13,600
Euros | Senior Debt Tranche B Maturing 2027 | 2026
Disclosure of detailed information about borrowings [line items]
Principal amount					13,600
Details by maturity:
Principal amount					13,600
Euros | Senior Debt Tranche B Maturing 2027 | 2027
Disclosure of detailed information about borrowings [line items]
Principal amount					1,264,800
Details by maturity:
Principal amount					€ 1,264,800